Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		11 Months Ended		11 Months Ended		4 Months Ended	5 Months Ended	4 Months Ended	5 Months Ended			4 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2006 Senior Notes due 2014 Navios Holdings	Jan. 28, 2011 Senior Notes due 2019 Navios Holdings	Mar. 12, 2013 Senior Notes due 2019 Navios Logistics	Apr. 12, 2011 Senior Notes due 2019 Navios Logistics	Nov. 30, 2009 2017 Notes Navios Holdings	Jul. 31, 2012 2017 Notes Navios Holdings	Nov. 29, 2013 2022 Notes Navios Holdings	Nov. 29, 2013 2022 Notes Navios Holdings Indebtedness in connection with six vessels added as collateral	May 05, 2014 Senior Notes due 2019 Amendment Navios Logistics	May 22, 2014 Senior Notes due 2019 Amendment Navios Logistics	May 05, 2014 Senior Notes due 2019 Amendment Navios Logistics Premium fees included in amendment amount	May 22, 2014 Senior Notes due 2019 Amendment Navios Logistics Accelerated amortization - Deferred finance cost	May 22, 2014 Senior Notes due 2019 Amendment Navios Logistics Accelerated amortization - Senior Notes premium	May 22, 2014 Senior Notes due 2019 Amendment Navios Logistics Premium fees and expenses	Apr. 22, 2014 Senior Notes due 2022 Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Dec. 31, 2006	Jan. 28, 2011	Mar. 12, 2013	Apr. 12, 2011	Nov. 30, 2009		Nov. 29, 2013								Apr. 22, 2014
Face amount at issuance date					$ 300,000	$ 350,000	$ 90,000	$ 200,000	$ 400,000	$ 88,000	$ 650,000								$ 375,000
Interest Rate					FIXED 9,5%	FIXED 8,125%	FIXED 9,25%	FIXED 9,25%	FIXED 8,875%		7,375%								FIXED 7,25%
Debt instrument maturity date					Dec. 15, 2014	Feb. 15, 2019	Apr. 15, 2019	Apr. 15, 2019	Nov. 01, 2017										May 01, 2022
Amout used for repayment of debt			9,596								488,000	123,257
Debt instrument price premium							103.75%
Amount amended													305,558		22,153
Gain/(loss) on bond extinguishment	$ (27,281)	$ 0	$ (27,281)	$ 0										$ (27,281)		$ (7,881)	$ 3,095	$ (22,495)
Redemption description														After the purchase by the Logistics Co-Issuers of all of the 2019 Logistics Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline, $6,595 in aggregate principal amount of the 2019 Logistics Senior Notes remained outstanding. On May 22, 2014, the Logistics Co-Issuers also redeemed for cash all 2019 Logistics Senior Notes that remained outstanding after the completion of the Tender Offer, at a redemption price of $1,069.38 per $1,000 principal amount of 2019 Logistics Senior Notes, plus accrued and unpaid interest to, but not including, the redemption date.